Stockholders' equity - Summary of Analysis of Other Comprehensive Income by Item (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Changes in equity instruments measured at fair value through other comprehensive income
Amount incurred during the year	¥ (70,838)		¥ (45,708)		¥ (139,511)
Total before tax	(70,838)		(45,708)		(139,511)
Tax expense or (benefit)	17,024		8,846		33,085
Net of tax	(53,814)		(36,862)		(106,426)
Remeasurement of defined benefit pension plans
Amount incurred during the year	37,225		27,136		43,134
Total before tax	37,225		27,136		43,134
Tax expense or (benefit)	(11,350)		(8,245)		(9,493)
Net of tax	25,875		18,891		33,641
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	704		197		869
Total before tax	704		197		869
Tax expense or (benefit)	(91)		(52)		(292)
Net of tax	613		145		577
Total	(27,326)		(17,826)		(72,208)
Changes in debt instruments measured at fair value through other comprehensive income
Amount incurred during the year	(973,877)		(1,132,497)		(572,692)
Reclassification to profit or loss	(4,713)		(5,300)		(6,408)
Total before tax	(978,590)		(1,137,797)		(579,100)
Tax expense or (benefit)	273,954		318,605		162,196
Net of tax	(704,636)		(819,192)		(416,904)
Cash flow hedges
Amount incurred during the year	(15,032)		(12,975)		(7,703)
Reclassification to profit or loss	16,982		30,813		14,529
Total before tax	1,950		17,838		6,826
Tax expense or (benefit)	(598)		(5,459)		(2,091)
Net of tax	1,352		12,379		4,735
Insurance finance income (expenses)
Amount incurred during the year	782,495	[1]	1,010,717	[1]	807
Reclassification to profit or loss					(10)
Total before tax	782,495		1,010,717		797
Tax expense or (benefit)	(219,099)		(283,001)		(198)
Net of tax	563,396		727,716		599
Exchange differences on translating foreign operations
Amount incurred during the year	441,943		177,645		227,017
Reclassification to profit or loss	463		630		(742)
Total before tax	442,406		178,275		226,275
Net of tax	442,406		178,275		226,275
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	4,735		3,554		1,501
Total before tax	4,735		3,554		1,501
Net of tax	4,735		3,554		1,501
Other
Amount incurred during the year	(393)		(200)
Total before tax	(393)		(200)
Tax expense or (benefit)	110		56
Net of tax	(283)		(144)
Total	306,970		102,588		(183,794)
Total other comprehensive income, net of tax	¥ 279,644		¥ 84,762		¥ (256,002)

[1]	Expenses are presented as positive and income is presented as negative.